Investments in affiliates (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	Dec. 28, 2005
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests		20.00%
Equity in losses of affiliates		$ (226,779)	$ (235,161)	$ (205,567)
China Drtv [Member] | Shanghai Yimeng Software Technology Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests							51.00%
Shanghai Yimeng Digital Technology Co.,Ltd [Member] | Shanghai Yimeng Software Technology Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests							49.00%
Shanghai An-Nai-Chi Automobile Maintenance Products Co, Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage Of Ownership Interests	51.00%
Cash injection to one of Group's subsidiary	$ 1,500,000
Equity method percentage of ownership interest	33.20%
Fair value of equity method ownership interest	$ 1,100,000
China Branding Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest					9.30%
Equity in losses of affiliates		$ 226,780	$ 235,161	$ 205,567
Payments to Acquire Equity Method Investments					$ 1,300,000
China Branding Company Limited [Member] | Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest						9.30%
China Branding Company Limited [Member] | Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Cost method percentage of ownership interest						8.70%
China Branding Company Limited [Member] | Board of Directors Chairman [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest					7.60%
Percentage of ownership interest sold						0.60%
Shanghai Yimeng [Member] | Cost-method Investments [Member]
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest			12.90%
Equity Method Investments			$ 6,996,949